T. ROWE PRICE Retirement I 2015 Fund-I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 47.8%
T. Rowe Price Funds:
New Income Fund  236,658 56,319 23,506 27,720,626 269,999
Limited Duration Inflation
Focused Bond Fund  173,748 46,216 18,618 39,983,861 210,715
International Bond Fund (USD
Hedged)  78,129 23,358 8,567 9,247,099 94,135
Emerging Markets Bond Fund  56,212 9,026 6,386 5,716,833 63,743
Dynamic Global Bond Fund  52,557 13,841 5,457 6,279,379 63,045
High Yield Fund  49,273 14,494 8,453 8,937,335 59,255
Floating Rate Fund  18,895 10,848 1,864 3,022,629 28,896
U.S. Treasury Long-Term Index
Fund  18,423 18,894 3,042 2,391,945 27,220
Total Bond Mutual Funds (Cost $796,012) 817,008
EQUITY MUTUAL FUNDS 49.3%
T. Rowe Price Funds:
Equity Index 500 Fund  277,414 35,352 148,677 1,773,933 178,866
Value Fund  42,877 63,090 7,846 2,872,645 125,477
Growth Stock Fund (2) 52,279 50,594 8,605 1,159,889 115,328
International Value Equity Fund  59,880 7,238 15,621 4,676,784 69,123
Overseas Stock Fund  57,815 7,022 12,746 5,495,215 68,305
International Stock Fund  54,467 7,159 12,432 2,980,618 64,352
Emerging Markets Stock Fund  34,374 3,313 11,268 686,252 38,862
Mid-Cap Growth Fund  30,824 4,512 5,083 325,741 37,617
Mid-Cap Value Fund  27,166 4,455 4,415 1,139,114 36,577
New Horizons Fund (2) 22,833 5,269 6,522 291,833 24,210
Small-Cap Value Fund  16,439 2,447 3,154 409,596 23,728
Small-Cap Stock Fund  18,127 3,266 5,557 336,106 22,872
Real Assets Fund  16,612 3,611 3,484 1,621,264 21,012
Emerging Markets Discovery
Stock Fund  314 7,115 105 562,359 8,767
U.S. Large-Cap Core Fund  1,309 4,411 130 220,361 6,816
Total Equity Mutual Funds (Cost $631,849) 841,912

T. ROWE PRICE Retirement I 2015 Fund-I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 44,813 113,178 108,017 49,974,335 49,974
Total Short-Term Investments (Cost $49,974) 49,974
Total Investments in Securities 100.0%
(Cost $1,477,835) $ 1,708,894
Other Assets Less Liabilities (0.0)% (549)
Net Assets 100.0% $ 1,708,345
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2015 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 89 $ 2,104 $ 1,106
Emerging Markets Bond Fund (450) 4,891 2,510
Emerging Markets Discovery Stock Fund 55 1,443 52
Emerging Markets Stock Fund 1,017 12,443 416
Equity Index 500 Fund 30,739 14,777 2,898
Floating Rate Fund (44) 1,017 730
Growth Stock Fund 4,924 21,060 —
High Yield Fund (63) 3,941 2,517
International Bond Fund (USD Hedged) 449 1,215 1,241
International Stock Fund 1,297 15,158 667
International Value Equity Fund (1,384) 17,626 1,573
Limited Duration Inflation Focused Bond Fund 2,053 9,369 588
Mid-Cap Growth Fund 2,073 7,364 65
Mid-Cap Value Fund 674 9,371 532
New Horizons Fund 4,868 2,630 —
New Income Fund 2,625 528 5,060
Overseas Stock Fund (420) 16,214 1,292
Real Assets Fund 64 4,273 420
Small-Cap Stock Fund 1,232 7,036 128
Small-Cap Value Fund 259 7,996 185
U.S. Large-Cap Core Fund 57 1,226 64
U.S. Treasury Long-Term Index Fund 3,708 (7,055) 292
Value Fund 2,380 27,356 1,660
U.S. Treasury Money Fund, 0.09% — — 72
Totals $ 56,202# $ 181,983 $ 24,068+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $22,591 of the net realized gain (loss).
+ Investment income comprised $24,068 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2015 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2015 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2015 Fund-I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R411-054Q3 02/21